BUSINESS COMBINATIONS AND INVESTMENTS - Summary of investments accounted for using the equity method (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments Accounted For Using Equity Method [Abstract]
Investment in associates	$ 1,782.9	$ 217.6	$ 229.1
Investment in joint ventures	115.1	126.8	$ 89.9
Total	$ 1,898.0	$ 344.4